3. SECURITIES (Details 3) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012
AmortizedCostMaturityMember
Held-to-maturity Securities
Due within one year	$ 33,511
Due after one year but within five years	11,162
Total	44,673
Mortgage-backed securities	22,140
Total	66,813
FairValueMaturityMember
Held-to-maturity Securities
Due within one year	33,511
Due after one year but within five years	11,162
Total	44,673
Mortgage-backed securities	23,717
Total	$ 68,390